S-K 1602(a)(3) Forepart, Sponsor Compensation - American Ventures Sponsor I LLC [Member]	Jun. 09, 2026 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 5
Private Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	740,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,700,000
Private Shares Upon Full Exercise of Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	800,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,000,000